Note 20 - Non-current assets and disposal groups classified as held for sale	6 Months Ended
Jun. 30, 2020
Non-current assets and disposal groups classified as held for sale Abstract
Non-Current Assets and Disposal Groups Classified as Held for Sale. Breakdowm By Items

20. Non-current assets and disposal groups classified as held for sale

The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale” in the accompanying consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2020	December 2019
Foreclosures and recoveries	1,487	1,647
Assets from tangible assets	300	310
Business sale - Assets (*)	1,728	1,716
Other assets classified as held for sale (**)	279	-
Accrued amortization (***)	(54)	(51)
Impairment losses	(534)	(543)
Total	3,205	3,079

(*) It includes mainly BBVA’s stake in BBVA Paraguay (see Note 3).

(**) It includes mainly the agreement for the alliance with Allianz, Compañía de Seguros y Reaseguros, S.A (see Note 3).

(***) Accumulated amortization until related asset was reclassified as “Non-current assets and disposal groups held for sale”.